SHARE CAPITAL (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019 CAD ($) Option	Dec. 31, 2018 CAD ($) Option
Number of Options
Balance at beginning of period | Option	9,894,211	9,861,114
Granted | Option	5,748,000	2,811,000
Forfeited | Option	(685,709)	(1,367,708)
Exercised | Option	(1,347,921)	(1,410,195)
Balance at end of period | Option	13,608,581	9,894,211
Weighted Average Exercise Price
Balance at beginning of period | $	$ 2.31	$ 1.76
Granted | $	4.05	4.16
Forfeited | $	3.66	3.62
Exercised | $	0.80	0.85
Balance at end of period | $	$ 3.130	$ 2.31